Share-Based Compensation (Tables) - Leju Plan	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

2018
Risk-free rate of return	2.96%
Contractual life of option	10 years
Estimated volatility rate	66.34%
Dividend yield	1.00%

Summary of option activities

			Weighted
			Average
			Remaining	Aggregate
		Weighted	Contractual	Intrinsic
	Number of	Average	Term	Value of
	Options	Exercise Price	(in years)	Options
		$		$
Outstanding, as of January 1, 2020	12,768,545	3.33	6.46
Granted
Exercised	(429,968)	1.42		471,610
Forfeited	(535,173)	3.66
Outstanding, as of December 31, 2020	11,803,404	3.39	5.39
Vested and expected to vest as of December 31, 2020	11,714,361	3.40	5.37
Exercisable as of December 31, 2020	10,246,364	3.69	5.07

Summary of restricted share activities

		Weighted
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Outstanding, as of January 1, 2020	250,000	1.65
Granted	800,000	1.50
Vested	(83,333)	1.65
Forfeited	—
Outstanding, as of December 31, 2020	966,667	1.53